Significant Accounting Policies (Details) - Schedule of restructuring charges $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Significant Accounting Policies (Details) - Schedule of restructuring charges [Line Items]
Cost of product revenues	$ 689
Cost of service revenues	12
Research and development, net	201
Sales and marketing	675
General and administrative	116
Total	1,693
Severance and other personnel costs [Member]
Significant Accounting Policies (Details) - Schedule of restructuring charges [Line Items]
Cost of product revenues	347
Cost of service revenues	12
Research and development, net	201
Sales and marketing	675
General and administrative	74
Total	1,309
Others [Member]
Significant Accounting Policies (Details) - Schedule of restructuring charges [Line Items]
Cost of product revenues	342
Cost of service revenues
Research and development, net
Sales and marketing
General and administrative	42
Total	$ 384